Revenue from Contracts with Customers - Schedule of Disaggregation of Revenue from Contracts with Customers (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 12,423	$ 6,331	$ 156,419
Test Kit Sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 12,423	$ 6,331	$ 156,419